General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expenses table
	For the year ended December 31
	2023	2022	2021
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	16,310	16,526	8,238
Professional services	5,282	4,120	2,942
Office and maintenance	2,120	1,963	965
Depreciation	1,954	1,705	1,054
Management and director fees	955	819	739
Insurance	2,655	98	118
Computer services	1,548	1,166	707
Others	2,479	2,342	806

Total	33,303	28,739	15,569